Shareholders' Equity (Details) - Schedule of share-based payments to non-employees - $ / shares	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Schedule of share-based payments to non-employees [Abstract]
Number of share-based payment awards, Outstanding at beginning balance	3,410,406		1,592,874
Weighted average exercise price, Outstanding at beginning balance	$ 1.89		$ 1.32
Number of share-based payment awards, Granted	1,327,957		2,271,698
Weighted average exercise price, Granted	$ 13.70		$ 2.77
Number of share-based payment awards, Exercised	(1,267,012)	[1]	(454,166)
Weighted average exercise price, Exercised	$ 8.94		$ 0.3
Number of share-based payment awards, Forfeited
Weighted average exercise price, Forfeited
Number of share-based payment awards, Expired
Weighted average exercise price, Expired
Number of share-based payment awards, Cancelled	(98,725)
Weighted average exercise price. Cancelled	$ 1.92
Number of share-based payment awards, Outstanding at ending balance	3,372,626		3,410,406
Weighted average exercise price, Outstanding at ending balance	$ 5.27		$ 1.89
Number of share-based payment awards, Exercisable	2,191,042		1,830,809
Weighted average exercise price, Exercisable	$ 5.67		$ 3.79

[1]	Out of which 1,027,151 awards were exercised on a cashless basis.